Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 815	$ 549
Net amount recognized in the statement of financial position	815	549
Other offsetting agreements	(814)	(538)
Total net amount	1	11
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(5,886)	(5,469)
Net amount recognized in the statement of financial position	(5,886)	(5,469)
Other offsetting agreements	814	538
Total net amount	$ (5,071)	$ (4,931)